Restricted net assets (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted net assets
Amount include paid in capital and statutory reserve funds	$ 37,804	¥ 263,182	¥ 246,236
Percentage of statutory reserve of registered capital	50.00%